Land Use Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 34,507	$ 28,253	$ 28,217
Land use right with net book value	$ 104,298	$ 829,887